Restatement of Previously Issued Financial Statements - Changes in stockholders' deficit (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements
Net income	$ 1,378,113	$ 16,930,212	$ 19,233,710	$ (251,633)
Deemed dividend - increase in redemption value of Class A common stock subject to redemption	2,722,935
As previously reported
Restatement of Previously Issued Financial Statements
Net income	5,690,350	21,242,449
Deemed dividend - increase in redemption value of Class A common stock subject to redemption	(1,589,302)
Adjustment
Restatement of Previously Issued Financial Statements
Net income	(4,312,237)	$ (4,312,237)
Deemed dividend - increase in redemption value of Class A common stock subject to redemption	$ 4,312,237